REVENUE, DEFERRED REVENUE AND ACCOUNTS RECEIVABLE (Tables)	6 Months Ended	12 Months Ended
	May 31, 2021	Nov. 30, 2020
Revenue, Deferred Revenue And Accounts Receivable [Abstract]
Schedule of deferred revenue

Changes in deferred revenue, which relate to unfulfilled e-commerce orders and amounts to be recognized under extended 3-year service warranties, for the six months ended May 31, 2021 and the year ended November 30, 2020, are summarized below (in thousands).

	May 31, 2021	November 30, 2020
Deferred revenue balance, beginning of period	$4,902	$11
Net additions to deferred revenue during the period	18,100	18,826
Reductions in deferred revenue for revenue recognized during the period	(21,327)	(13,935)
Deferred revenue balance, end of period	$1,675	$4,902

The associated performance obligations are expected to be satisfied during the year ended November 30, 2021.
Deferred Revenue
Deferred revenue balance, November 30, 2018	$—
Net additions to deferred revenue	10,842
Deferred revenue balance, November 30, 2019	10,842
Net additions to deferred revenue	18,825,995
Reductions in deferred revenue for revenue recognized during the fiscal year	(13,934,750)
Deferred revenue balance, November 30, 2020	$4,902,087

Schedule of revenue disaggregation
The following table presents disaggregation of the Company’s revenue by product type and distribution channel (in thousands):

	Three Months Ended May 31,		Six Months Ended May 31,
Product type	2021	2020	2021	2020
Byrna® HD	$13,356	$1,100	$22,249	$1,227
40mm	45	90	45	112
Total	$13,401	$1,190	$22,294	$1,339

	Three Months Ended May 31,		Six Months Ended May 31,
Distribution channel	2021	2020	2021	2020
Wholesale (dealer/distributors and large end-users)	$2,107	$356	$3,776	$290
E-commerce	11,294	834	18,518	1,049
Total	$13,401	$1,190	$22,294	$1,339

The following table presents disaggregation of the Company’s revenue by product type and distribution channel:

	Years Ended November 30,
Product type	2020	2019
Byrna® HD	$16,322,482	$850,404
40mm	243,813	74,015
Total	$16,566,295	$924,419
	Years Ended November 30,
Distribution channel	2020	2019
Wholesale (dealer/distributors and large end-users)	$2,952,825	$602,838
E-commerce	13,613,470	321,581
Total	$16,566,295	$924,419